Short-Term and Long-Term Loans	12 Months Ended
Dec. 31, 2012
Short-Term and Long-Term Loans
12.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans as of December 31, 2011 and 2012 comprise:

	As of December 31,
	2011	2012
	US$	US$

Short-term loans	255,570	270,670

Long-term loans	—	80,750

Short-term loans outstanding as of December 31, 2011 represent US$ denominated bank borrowings of US$50,000 and US$205,570 obtained from financial institutions in Singapore and Hong Kong, respectively. These bank borrowings are secured by RMB denominated bank deposits of US$54,056 and US$229,389 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate (“LIBOR”) plus 1.9% to LIBOR plus 3.1%.

Short-term loans outstanding as of December 31, 2012 represent US$ denominated bank borrowings of US$50,000 and US$220,670 obtained from financial institutions in Singapore and Hong Kong, respectively. These bank borrowings are secured by RMB denominated bank deposits of US$54,188 and US$241,835 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 1.9% to LIBOR plus 3.1%.

Long-term loans outstanding as of December 31, 2012 represent four US$ denominated bank borrowings with an aggregate amount of US$80,750 obtained from financial institutions in the United States which will be due in the third quarter of 2015. These bank borrowings are secured by RMB denominated bank deposits of US$95,393 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The long-term bank borrowings are repayable on demand if the Company is not in compliance with certain covenants and provisions stipulated in the loan agreements and bear interest rates at LIBOR plus 2.6%.